Lease Liabilities - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Balance beginning	$ 2,294,027	$ 294,738	$ 4,292,555	$ 551,509
Additions			1,389,009	178,460
Remeasurement	5,405,497	694,499
Depreciation	(3,036,368)	(390,113)	(3,387,537)	(435,231)
Balance ending	4,663,156	$ 599,124	2,294,027	$ 294,738
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance beginning	1,043,919		4,185,679
Additions
Remeasurement	5,405,497
Depreciation	(2,758,566)		(3,141,760)
Balance ending	3,690,850		1,043,919
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance beginning	1,250,108		106,876
Additions			1,389,009
Remeasurement
Depreciation	(277,802)		(245,777)
Balance ending	$ 972,306		$ 1,250,108